DAVIS FUNDAMENTAL ETF TRUST
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re: Davis Fundamental ETF Trust (File Nos. 333-213073, 811-23181)
Davis Select U.S. Equity ETF (S000055342; C000174138)
Davis Select Financial ETF (S000055343; C000174139)
Davis Select Worldwide ETF (S000055344; C000174140)
Davis Select International ETF (S000061340; C000198594)
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on February 26, 2026, and that the text of the most recent amendment to the registration statement has been filed electronically.
Dated: February 27, 2026
Davis Fundamental ETF Trust
By: /s/ Lisa Cohen
Lisa Cohen, Secretary